Taxes on Income (Details) - Schedule of taxes on income domestic taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Domestic taxes:
Current taxes	$ (208)	$ 333	$ (594)
Deferred taxes	(129)	(6,383)
Domestic taxes	(337)	(6,050)	(594)
Foreign taxes:
Current taxes	885	755	1,103
Deferred taxes	196	(97)	(125)
Foreign taxes	1,081	658	978
Taxes on income	$ 744	$ (5,392)	$ 384